Operating Leases - Schedule of Maturities of Lease Liabilities for All Operating Leases (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
2019	$ 23,396
2020	92,603
2021	90,495
2022	69,741
Total lease payments	276,235
Less: Interest	(32,073)
Present value of lease liabilities	244,162
Less: current maturities	(77,423)
Non-current lease liability	$ 166,739